UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001

                    OPPENHEIMER MAIN STREET OPPORTUNITY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.3%
---------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.5%
---------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
American Axle & Manufacturing Holdings, Inc.                                     1,000     $       21,800
---------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                              79,900          1,280,797
---------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                   22,100            949,416
---------------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                                    10,400            603,096
---------------------------------------------------------------------------------------------------------
Dana Corp.                                                                     125,100            939,501
---------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1                                             101,800          1,592,152
---------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                          54,700          3,722,335
---------------------------------------------------------------------------------------------------------
Lear Corp.                                                                      47,800          1,455,988
---------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                        26,900            889,314
---------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                             12,000            230,760
---------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1                                                                 64,400          1,063,888
---------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                                 36,900            998,145
---------------------------------------------------------------------------------------------------------
Visteon Corp. 1                                                                147,700          1,230,341
                                                                                           --------------
                                                                                               14,977,533
---------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Co.                                                                 737,600          6,136,832
---------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                           47,100          2,332,863
                                                                                           --------------
                                                                                                8,469,695
---------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                                               30,800          1,366,596
---------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Career Education Corp. 1                                                        47,200          1,679,848
---------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc. 1                                           10,800            567,756
                                                                                           --------------
                                                                                                2,247,604
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Ameristar Casinos, Inc.                                                         28,000            597,240
---------------------------------------------------------------------------------------------------------
Brinker International, Inc. 1                                                    4,700            179,164
---------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                 7,500            260,250
---------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                       26,650            901,037
---------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                               21,800            721,362
---------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc.                                                           79,400          1,009,968
---------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                        63,500          2,058,670
---------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                            45,300          1,083,576
---------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                             12,800            248,960
---------------------------------------------------------------------------------------------------------
IHOP Corp.                                                                      12,900            609,138
---------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                         30,500            905,850
---------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                             65,200          3,887,224
---------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                               153,000          4,834,800
---------------------------------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                                              60,500          2,260,885
---------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                                            27,700            927,950
---------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                              123,800          6,297,706
                                                                                           --------------
                                                                                               26,783,780
---------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
American Greetings Corp., Cl. A                                                 54,100          1,366,025
---------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                                          10,900            631,655
---------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Black & Decker Corp.                                                            26,100     $    2,143,593
---------------------------------------------------------------------------------------------------------
Brookfield Homes Corp.                                                          15,600            781,404
---------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                      2,800             94,696
---------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc.                                            66,100          1,199,715
---------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                             38,700          2,150,946
---------------------------------------------------------------------------------------------------------
Mestek, Inc. 1                                                                   1,300             16,575
---------------------------------------------------------------------------------------------------------
NVR, Inc. 1                                                                        600            411,300
---------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                        10,900            733,570
---------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                    7,900            284,558
---------------------------------------------------------------------------------------------------------
Tupperware Corp.                                                                43,000            985,990
---------------------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The)                                                        3,500             79,135
                                                                                           --------------
                                                                                               10,879,162
---------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
eBay, Inc. 1                                                                    80,000          3,168,000
---------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                                           30,400            778,240
---------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                     53,500          1,097,820
                                                                                           --------------
                                                                                                5,044,060
---------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Hasbro, Inc.                                                                    81,600          1,537,344
---------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1                                                    76,400          1,344,640
---------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                    39,600            584,100
---------------------------------------------------------------------------------------------------------
Nautilus, Inc.                                                                   9,200            166,796
---------------------------------------------------------------------------------------------------------
Oakley, Inc.                                                                    90,000          1,332,000
                                                                                           --------------
                                                                                                4,964,880
---------------------------------------------------------------------------------------------------------
MEDIA--3.4%
Arbitron, Inc.                                                                   9,900            370,359
---------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.                                                        31,200            813,072
---------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. 1                                                    75,400          1,039,012
---------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                             109,000          3,315,780
---------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                                         381,000         10,603,230
---------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1                                              2,000             39,140
---------------------------------------------------------------------------------------------------------
Entercom Communications Corp. 1                                                  2,100             60,627
---------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                               62,100          3,891,186
---------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc. 1                                               4,100             47,150
---------------------------------------------------------------------------------------------------------
Journal Communications, Inc.                                                     4,700             66,505
---------------------------------------------------------------------------------------------------------
Liberty Corp.                                                                   10,500            487,620
---------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                   525,800          4,190,626
---------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                   109,800          5,373,612
---------------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                       7,200            379,800
---------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1                                                  8,200             47,642
---------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                  28,800          1,437,120
---------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                        608,100          8,665,425
---------------------------------------------------------------------------------------------------------
NTL, Inc. 1                                                                      5,200            318,864
---------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                             51,800          4,297,328
---------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                          21,600          1,333,368
---------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                               49,700            761,404
---------------------------------------------------------------------------------------------------------


2           |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Scholastic Corp. 1                                                              18,400     $      598,920
---------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                                           55,700            461,753
---------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                                 206,800          1,290,432
---------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                            1,000,000         17,830,000
---------------------------------------------------------------------------------------------------------
Tribune Co.                                                                     18,300            576,633
---------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                            512,129         15,860,635
---------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                          485,400         11,829,198
---------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                                35,100          1,375,920
                                                                                           --------------
                                                                                               97,362,361
---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Dillard's, Inc., Cl. A                                                          23,400            484,614
---------------------------------------------------------------------------------------------------------
Dollar General Corp.                                                            30,500            592,920
---------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                      67,700          1,459,612
---------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                              142,500          8,745,225
---------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                            143,500          7,347,200
---------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                134,000          4,643,100
---------------------------------------------------------------------------------------------------------
Saks, Inc. 1                                                                    25,600            464,640
---------------------------------------------------------------------------------------------------------
Shopko Stores, Inc. 1                                                           15,000            430,050
---------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                              40,400          1,119,888
---------------------------------------------------------------------------------------------------------
Stein Mart, Inc.                                                                21,600            396,360
---------------------------------------------------------------------------------------------------------
Target Corp.                                                                   170,300          9,484,007
                                                                                           --------------
                                                                                               35,167,616
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.8%
Abercrombie & Fitch Co., Cl. A                                                  12,400            644,676
---------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                                                      18,450            691,875
---------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                             20,100            392,754
---------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                 64,900          1,528,395
---------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                              91,400          1,817,032
---------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                                14,700          1,189,230
---------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                            41,800          1,511,488
---------------------------------------------------------------------------------------------------------
bebe stores, inc.                                                               26,250            371,175
---------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                                      112,500          4,558,500
---------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                             228,300         10,104,558
---------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                                        24,085            104,288
---------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                              11,600            427,344
---------------------------------------------------------------------------------------------------------
Building Materials Holding Corp.                                                16,300          1,385,663
---------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                                         20,800            802,048
---------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                                       160,000          1,792,000
---------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                             17,400            687,996
---------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                                          29,400          1,262,142
---------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                    91,600          1,629,564
---------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                           30,700            799,735
---------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                  11,700            182,988
---------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                                                         17,571            623,419
---------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. B 1                                                          9,034            292,160
---------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                445,700          7,701,696
---------------------------------------------------------------------------------------------------------
Genesco, Inc. 1                                                                 31,000          1,140,800
---------------------------------------------------------------------------------------------------------


3           |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Guess?, Inc. 1                                                                  27,900     $      756,648
---------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 1                                                            3,600            187,596
---------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                                                  36,250            950,838
---------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                               604,500         24,808,680
---------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                            47,500            950,475
---------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                              150,000          9,115,500
---------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                                   40,450            999,115
---------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                           27,900            922,932
---------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                            63,900          1,759,167
---------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                 28,900            809,778
---------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                           68,600          1,716,372
---------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                            27,500          1,063,975
---------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                      54,100            993,817
---------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1                                                          48,600          1,064,340
---------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.                                                          24,400            539,484
---------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1                                                  38,600          1,074,624
---------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                  406,550          9,240,882
---------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                             40,600          1,059,254
---------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                   27,200          1,071,680
---------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                           151,100          3,253,183
---------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                     41,800          1,187,538
---------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.                                                           44,400          1,065,156
---------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                                         33,000          1,113,090
---------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                    47,400          1,328,622
                                                                                           --------------
                                                                                              108,674,272
---------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Carter's, Inc. 1                                                                15,100            953,565
---------------------------------------------------------------------------------------------------------
Coach, Inc. 1                                                                  170,400          5,483,472
---------------------------------------------------------------------------------------------------------
Columbia Sportswear Co. 1                                                       14,500            615,235
---------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                       37,400          1,020,272
---------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                                            33,000          1,004,850
---------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                              7,800            274,560
---------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                8,400            706,020
---------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                       30,300            862,035
---------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                         41,700          1,173,855
---------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                                          52,100            838,810
---------------------------------------------------------------------------------------------------------
UniFirst Corp.                                                                  11,600            406,696
---------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                      63,150          1,322,993
                                                                                           --------------
                                                                                               14,662,363
CONSUMER STAPLES--6.7%
---------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Brown-Forman Corp., Cl. B                                                       17,300          1,095,782
---------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                            279,400         11,952,732
---------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                87,000          2,473,410
---------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                  237,200         14,013,776
                                                                                           --------------
                                                                                               29,535,700


4           |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
7-Eleven, Inc. 1                                                                49,100     $    1,836,831
---------------------------------------------------------------------------------------------------------
Albertson's, Inc.                                                              114,000          2,862,540
---------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                     30,600            871,488
---------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc.                                                     2,900             62,582
---------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The) 1                                  18,200            511,238
---------------------------------------------------------------------------------------------------------
Kroger Co. (The) 1                                                             326,300          6,493,370
---------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                         31,500          1,313,865
---------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1                                                    32,000            882,880
---------------------------------------------------------------------------------------------------------
Ruddick Corp.                                                                    4,800            105,648
---------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                  249,100          5,794,066
---------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                 41,900          1,316,917
---------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                    118,800          3,790,908
---------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                          459,000         21,715,290
---------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                    33,400          1,517,362
---------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc.                                                        13,400          1,931,342
                                                                                           --------------
                                                                                               51,006,327
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Archer-Daniels-Midland Co.                                                     389,000          9,479,930
---------------------------------------------------------------------------------------------------------
Campbell Soup Co.                                                               17,700            515,070
---------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                             45,600          1,259,016
---------------------------------------------------------------------------------------------------------
Dean Foods Co. 1                                                                36,200          1,308,630
---------------------------------------------------------------------------------------------------------
Del Monte Foods Co. 1                                                           79,600            842,168
---------------------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                                             36,525          1,070,183
---------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                             90,000          4,343,400
---------------------------------------------------------------------------------------------------------
Gold Kist Holdings, Inc. 1                                                      57,400            986,706
---------------------------------------------------------------------------------------------------------
Hershey Co. (The)                                                               67,300          3,824,659
---------------------------------------------------------------------------------------------------------
Lancaster Colony Corp.                                                           2,300             92,207
---------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                                                    44,900          1,413,452
---------------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc. 1                                                         1,400             54,460
---------------------------------------------------------------------------------------------------------
Seaboard Corp.                                                                     900          1,278,900
---------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc. 1                                                          6,780            175,195
---------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                        36,700            653,260
                                                                                           --------------
                                                                                               27,297,236
---------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Chattem, Inc. 1                                                                 14,900            491,700
---------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc.                                                       17,100            599,355
---------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                              700             37,072
---------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                      32,400          1,635,876
---------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                            17,800          1,011,752
---------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                     617,167         34,555,180
                                                                                           --------------
                                                                                               38,330,935
---------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Avon Products, Inc.                                                             57,200          1,543,828
---------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                                            10,800            358,236
                                                                                           --------------
                                                                                                1,902,064
---------------------------------------------------------------------------------------------------------
TOBACCO--1.5%
Altria Group, Inc.                                                             483,900         36,316,695
---------------------------------------------------------------------------------------------------------


5           |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
TOBACCO CONTINUED
Loews Corp./Carolina Group                                                      23,900     $      983,485
---------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                         69,700          5,924,500
---------------------------------------------------------------------------------------------------------
UST, Inc.                                                                       15,700            649,823
                                                                                           --------------
                                                                                               43,874,503
ENERGY--10.7%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Cooper Cameron Corp. 1                                                           9,700            715,181
---------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 1                                                      44,700            969,990
---------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                   100,000          3,133,520
---------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                                         5,100             64,821
---------------------------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                                           25,400            987,806
---------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                                              139,100          1,068,288
---------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                         26,000          1,440,400
---------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                       400             26,536
---------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                  28,300          1,294,725
---------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                                32,600          1,128,286
---------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                      30,000          1,379,223
---------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                     32,400            909,468
---------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc. 1                                                         450             12,587
---------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                             110,000          6,323,900
---------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                      55,200          2,071,344
---------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                      50,000          1,876,217
---------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                             29,400            946,974
                                                                                           --------------
                                                                                               24,349,266
---------------------------------------------------------------------------------------------------------
OIL & GAS--9.8%
Alberta Clipper Energy, Inc. 1                                                  84,317            292,693
---------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                              29,300          3,665,430
---------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                       117,600         10,667,496
---------------------------------------------------------------------------------------------------------
Apache Corp.                                                                   117,500          7,500,025
---------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                            500,000          1,905,004
---------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                     145,500         10,508,010
---------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                103,200          4,219,395
---------------------------------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                                                     18,320            112,454
---------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                  535,171         30,542,209
---------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                           239,466            973,192
---------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1                                                      33,000            993,630
---------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                 421,000         27,524,980
---------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                           30,720            385,463
---------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                             123,600          7,462,968
---------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                            64,500          2,137,986
---------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                          33,900            860,043
---------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                            112,500          7,625,250
---------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                            1,568,300         88,044,362
---------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1                                                              19,700            860,496
---------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                   11,500            193,371
---------------------------------------------------------------------------------------------------------


6           |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
General Maritime Corp.                                                          23,200     $      863,736
---------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1                                                        21,000          1,200,990
---------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                       18,400            334,942
---------------------------------------------------------------------------------------------------------
Holly Corp.                                                                      8,200            472,320
---------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1                                                              37,300            899,676
---------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                 9,529            810,346
---------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                              8,400            763,560
---------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                             173,000         10,407,680
---------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                                       64,495            425,926
---------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,2                                                     74,500            491,999
---------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                     137,800         10,869,664
---------------------------------------------------------------------------------------------------------
OMI Corp.                                                                       60,000          1,084,800
---------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                26,600          1,266,160
---------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                              278,100          7,358,077
---------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                              11,200            565,600
---------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                             30,720            409,652
---------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                        72,240            226,916
---------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                          40,000            775,548
---------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                                     31,500          1,102,500
---------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co. 1                                                     14,500            892,910
---------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1                                                            19,700            904,230
---------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                    86,300          6,429,350
---------------------------------------------------------------------------------------------------------
Swift Energy Co. 1                                                              29,700          1,296,702
---------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                          100,000          4,428,922
---------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                    25,000          1,528,750
---------------------------------------------------------------------------------------------------------
Thunder Energy Trust                                                           126,488          1,347,235
---------------------------------------------------------------------------------------------------------
TKE Energy Trust                                                               150,000          1,256,033
---------------------------------------------------------------------------------------------------------
Trilogy Energy Trust                                                            91,700          1,874,217
---------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                            291,600          1,081,372
---------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,2                                                          258,700            959,365
---------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                             60,551          6,372,387
---------------------------------------------------------------------------------------------------------
Vault Energy Trust                                                              45,800            432,368
---------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                         33,900          1,759,071
---------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1                                                       16,700            677,185
---------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                      167,700          3,739,710
                                                                                           --------------
                                                                                              281,784,356
FINANCIALS--20.8%
---------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Ameriprise Financial, Inc. 1                                                    24,140            898,491
---------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                               133,900          4,189,731
---------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc.                                                            4,500            215,775
---------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                          27,300            865,137
---------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                            18,900          1,013,040
                                                                                           --------------
                                                                                                7,182,174
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.9%
AmSouth Bancorp                                                                  3,400             85,782
---------------------------------------------------------------------------------------------------------


7           |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Astoria Financial Corp.                                                         65,050     $    1,818,148
---------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                        1,035,462         45,291,108
---------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                      95,400          4,039,236
---------------------------------------------------------------------------------------------------------
BOK Financial Corp.                                                              1,700             74,834
---------------------------------------------------------------------------------------------------------
Chittenden Corp.                                                                   700             20,139
---------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                  69,800          4,033,044
---------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                                       10,700            568,491
---------------------------------------------------------------------------------------------------------
Community Bank System, Inc.                                                     18,500            439,375
---------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                           7,800            428,220
---------------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                          21,700          1,322,615
---------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                             22,000            883,740
---------------------------------------------------------------------------------------------------------
First BanCorp                                                                   32,100            366,582
---------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                           1,600            267,200
---------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp.                                              30,300            399,051
---------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                                      7,500            285,150
---------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1                                                      12,400            663,276
---------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                     63,800          3,746,974
---------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                                  6,100            215,574
---------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                           54,100          1,605,147
---------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                                  3,500            130,655
---------------------------------------------------------------------------------------------------------
KeyCorp                                                                        203,600          6,564,064
---------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                  50,200          5,400,516
---------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                               17,400            722,796
---------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                         35,000          1,503,600
---------------------------------------------------------------------------------------------------------
National City Corp.                                                             96,500          3,110,195
---------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp                                                          7,954            286,901
---------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                              57,700          3,502,967
---------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                      18,500            644,910
---------------------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                                      15,300            149,940
---------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                         82,100          2,672,355
---------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                                                    2,259             46,310
---------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                        6,800            100,572
---------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                                            13,802            345,590
---------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                            41,500          3,007,920
---------------------------------------------------------------------------------------------------------
Susquehanna Bancshares, Inc.                                                     3,100             71,579
---------------------------------------------------------------------------------------------------------
SVB Financial Group 1                                                           33,500          1,665,285
---------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                   529,200         15,653,736
---------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                               31,200          2,136,576
---------------------------------------------------------------------------------------------------------
W. Holding Co., Inc.                                                            60,100            463,371
---------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                 503,900         25,457,028
---------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                        232,455          9,205,218
---------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                              337,300         20,305,460
---------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                    7,400            543,678
                                                                                           --------------
                                                                                              170,244,908
---------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Nelnet, Inc., Cl. A 1                                                            6,300            233,730
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.3%
Advanta Corp., Cl. B                                                            18,800            533,356
---------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                                25,000            939,000
---------------------------------------------------------------------------------------------------------


8           |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
American Express Co.                                                           255,100     $   12,696,327
---------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                             87,700          1,960,095
---------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp. 1                                                      19,700            414,291
---------------------------------------------------------------------------------------------------------
Asset Acceptance Capital Corp. 1                                                30,800            815,892
---------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                   24,100          2,549,780
---------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                    126,000          9,620,100
---------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                               14,200          5,185,130
---------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                 96,600          4,417,518
---------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                              1,250,000         57,225,000
---------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                                6,900            171,741
---------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                        23,500          2,076,695
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                123,700         15,631,969
---------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                       91,300          1,602,315
---------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                           20,800            883,168
---------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                           934,052         34,204,984
---------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                 113,800         13,618,446
---------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                     199,000          5,088,430
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                      319,100         20,658,534
---------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                   44,300          2,359,418
---------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                 428,600         23,320,126
---------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                          191,900          9,523,997
---------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                         560,500          8,519,600
---------------------------------------------------------------------------------------------------------
SLM Corp.                                                                       14,700            816,291
---------------------------------------------------------------------------------------------------------
State Street Corp.                                                              18,600          1,027,278
---------------------------------------------------------------------------------------------------------
Student Loan Corp. (The)                                                         5,600          1,227,520
---------------------------------------------------------------------------------------------------------
WFS Financial, Inc.                                                              1,800            129,474
                                                                                           --------------
                                                                                              237,216,475
---------------------------------------------------------------------------------------------------------
INSURANCE--5.2%
AFLAC, Inc.                                                                        900             43,002
---------------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                                        100              3,810
---------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                 201,600         10,642,464
---------------------------------------------------------------------------------------------------------
American International Group, Inc.                                             488,000         31,622,400
---------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                                27,600          1,631,712
---------------------------------------------------------------------------------------------------------
Aon Corp.                                                                       81,900          2,772,315
---------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                       23,700          1,173,150
---------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                                          21,700            632,772
---------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                   34,700            839,393
---------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                  46,900          1,791,580
---------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                            32,100          1,402,770
---------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                     66,400          6,173,208
---------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                      13,600            772,752
---------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                             21,300            997,692
---------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A                                                      20,100            445,416
---------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                            6,100            606,645
---------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                               50,036          1,874,349
---------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 1                                    10,366            225,461
---------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                      27,200          1,191,904
---------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                 38,800          1,229,572
---------------------------------------------------------------------------------------------------------


9           |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Great American Financial Resources, Inc.                                         9,700     $      198,074
---------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                  117,400          9,362,650
---------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                     57,800          1,121,898
---------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                              30,700          1,142,654
---------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                           18,500          1,015,280
---------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                               23,500          1,484,260
---------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                          10,700            541,527
---------------------------------------------------------------------------------------------------------
Loews Corp.                                                                     74,900          6,964,202
---------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                      38,800          2,259,712
---------------------------------------------------------------------------------------------------------
Mercury General Corp.                                                            1,800            108,810
---------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                  209,500         10,351,395
---------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                               16,200            732,726
---------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 3                                                     30,900            793,512
---------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                                             53,800          1,467,664
---------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                47,400          1,228,134
---------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The) 3                                                      93,300          1,208,235
---------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1                                                             2,000             93,600
---------------------------------------------------------------------------------------------------------
Progressive Corp.                                                               65,900          7,631,879
---------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                           16,400            718,976
---------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                     154,900         11,275,171
---------------------------------------------------------------------------------------------------------
RLI Corp.                                                                       19,900          1,069,625
---------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                    36,900          2,055,330
---------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc.                                                 27,500          1,510,025
---------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                            242,200         10,906,266
---------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                  21,800          2,007,780
---------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                      26,900            886,086
---------------------------------------------------------------------------------------------------------
Stewart Information Services Corp.                                              11,400            580,602
---------------------------------------------------------------------------------------------------------
UICI                                                                            38,600          1,394,232
---------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                      11,800            531,236
---------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                   11,500            529,000
---------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                            38,900            575,720
---------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                 20,850            938,667
                                                                                           --------------
                                                                                              148,757,295
---------------------------------------------------------------------------------------------------------
REAL ESTATE--0.0%
CB Richard Ellis Group, Inc., Cl. A 1                                           12,700            620,395
---------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                       2,300             43,700
---------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1                                                             22,500            575,325
---------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                             2,000             51,300
                                                                                           --------------
                                                                                                1,290,720
---------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Accredited Home Lenders Holding Co. 1                                           31,200          1,127,568
---------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                                                54,900            881,694
---------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                    248,300          7,888,491
---------------------------------------------------------------------------------------------------------
Fannie Mae                                                                     249,900         11,875,248
---------------------------------------------------------------------------------------------------------
Freddie Mac                                                                    113,000          6,932,550
---------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                           12,100            262,449
---------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                           32,200          1,907,528
---------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                           26,100          1,040,868
---------------------------------------------------------------------------------------------------------


10          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
Radian Group, Inc.                                                              39,400     $    2,052,740
                                                                                           --------------
                                                                                               33,969,136
HEALTH CARE--13.2%
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.1%
Abgenix, Inc. 1                                                                 73,100            760,240
---------------------------------------------------------------------------------------------------------
Alkermes, Inc. 1                                                                66,700          1,086,543
---------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                                  300,000         22,728,000
---------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                         113,700          2,759,499
---------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                                             21,100            857,293
---------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                               80,000          7,248,000
---------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                        153,900          7,271,775
---------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                                  15,100            818,722
---------------------------------------------------------------------------------------------------------
Wyeth                                                                          350,000         15,596,000
                                                                                           --------------
                                                                                               59,126,072
---------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Service Corp. International                                                    183,900          1,539,243
---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Bausch & Lomb, Inc.                                                             14,300          1,060,917
---------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                      99,200          3,792,416
---------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                        138,400          7,023,800
---------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                                              4,800            280,896
---------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                      317,700          7,980,624
---------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                     1,800             74,484
---------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                   52,400          3,301,200
---------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                                  5,200            288,392
---------------------------------------------------------------------------------------------------------
Hospira, Inc. 1                                                                 14,700            585,795
---------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                                         1,400             50,260
---------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                168,700          9,558,542
---------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                    15,800            711,000
---------------------------------------------------------------------------------------------------------
Millipore Corp. 1                                                                2,200            134,684
---------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                               71,000          1,566,970
---------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                         26,900            812,111
---------------------------------------------------------------------------------------------------------
Thoratec Corp. 1                                                                23,900            472,742
---------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                  21,100            775,847
---------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                                   8,700            314,940
---------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                                                         47,800          3,048,206
                                                                                           --------------
                                                                                               41,833,826
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.5%
Aetna, Inc.                                                                     52,400          4,640,544
---------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. 1                                         24,200            387,200
---------------------------------------------------------------------------------------------------------
American Healthways, Inc. 1                                                     30,000          1,216,800
---------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                         35,600          2,715,212
---------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                                                    127,700          1,499,198
---------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                          140,200          8,763,902
---------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                            206,000         10,794,400
---------------------------------------------------------------------------------------------------------


11          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
CIGNA Corp.                                                                     82,600     $    9,570,862
---------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                    27,150          1,465,829
---------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                         45,800          3,453,778
---------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                                      31,300          1,270,154
---------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                      230,000         11,083,700
---------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                              51,100          2,393,524
---------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                  58,200          2,583,498
---------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                                                      41,000          1,148,000
---------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                          21,500          1,037,375
---------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.                                                                19,550            821,296
---------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                         6,300            257,355
---------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                                17,500            520,275
---------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 1                                                       13,800            462,714
---------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                 184,200          8,368,206
---------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                                 158,672          8,964,968
---------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                  24,800          1,341,680
---------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.                                                             22,200            653,790
---------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                               32,800          2,701,408
---------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                                 22,000          1,695,320
---------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1                                                     26,100            580,203
---------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                         88,700          4,143,177
---------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                          19,900            788,836
---------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                  19,500          1,462,500
---------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                                    3,900            126,126
---------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1                                  15,800            566,430
---------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                       358,400         20,747,776
---------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                          19,600            923,944
---------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                              12,300            930,495
---------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                              108,306          8,088,292
                                                                                           --------------
                                                                                              128,168,767
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.1%
Abbott Laboratories                                                            283,000         12,183,150
---------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                  72,300          6,456,390
---------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                           50,100          1,246,989
---------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                   50,000            773,500
---------------------------------------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc. 1                                               11,100            148,740
---------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                                    44,100          2,533,545
---------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                       173,200          3,666,644
---------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                100,000          4,979,000
---------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                           28,400            764,528
---------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                     89,300          3,385,363
---------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                              675,400         42,293,548
---------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                   102,800          1,586,204
---------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1                                                      4,200            252,000
---------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                                             41,600          1,227,200
---------------------------------------------------------------------------------------------------------


12          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Merck & Co., Inc.                                                              853,300     $   24,080,126
---------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                 1,936,400         42,097,336
---------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                   6,400            221,184
                                                                                           --------------
                                                                                              147,895,447
INDUSTRIALS--10.2%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Alliant Techsystems, Inc. 1                                                      8,800            617,936
---------------------------------------------------------------------------------------------------------
Aviall, Inc. 1                                                                  19,100            602,605
---------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                             2,600             47,138
---------------------------------------------------------------------------------------------------------
Boeing Co.                                                                     250,000         16,160,000
---------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 1                                                        2,200             95,172
---------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                          34,600          4,023,980
---------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                  23,100            833,217
---------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                  143,500          4,907,700
---------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                               16,700          1,299,594
---------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                          140,900          8,532,904
---------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                         178,600          9,581,890
---------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                       44,800          2,121,728
---------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                   218,800          8,084,660
---------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                          23,800          1,090,516
---------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                                   22,200            782,772
---------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                      174,000          8,922,720
                                                                                           --------------
                                                                                               67,704,532
---------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
Hub Group, Inc., Cl. A 1                                                        16,900            614,653
---------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                               5,600            408,464
                                                                                           --------------
                                                                                                1,023,117
---------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
Alaska Air Group, Inc. 1                                                        37,300          1,176,069
---------------------------------------------------------------------------------------------------------
AMR Corp. 1                                                                    113,900          1,538,789
---------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                                                     35,000            314,650
---------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                   37,000          1,084,470
                                                                                           --------------
                                                                                                4,113,978
---------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
American Standard Cos., Inc.                                                    56,500          2,149,260
---------------------------------------------------------------------------------------------------------
Crane Co.                                                                       26,800            829,728
---------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                      17,700            493,653
---------------------------------------------------------------------------------------------------------
Masco Corp.                                                                    110,600          3,152,100
---------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                                 10,600            586,604
---------------------------------------------------------------------------------------------------------
USG Corp. 1                                                                     33,000          1,950,960
                                                                                           --------------
                                                                                                9,162,305
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Administaff, Inc.                                                               20,500            867,560
---------------------------------------------------------------------------------------------------------
Aramark Corp., Cl. B                                                            15,300            388,926
---------------------------------------------------------------------------------------------------------
Banta Corp.                                                                      4,000            201,360
---------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                  424,800          7,400,016
---------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                   20,400          1,685,856
---------------------------------------------------------------------------------------------------------


13          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Donnelley (R.R.) & Sons Co.                                                      5,400     $      189,108
---------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                         5,000            316,600
---------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                   17,900            617,013
---------------------------------------------------------------------------------------------------------
HNI Corp.                                                                       27,300          1,334,970
---------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                      6,900             68,862
---------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                     34,216            545,061
---------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                             29,700            693,495
---------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                   6,000            271,680
---------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                           37,600          1,030,616
---------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                     43,400          1,220,842
---------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                              45,600          1,918,848
---------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                         32,100          1,134,735
---------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                    25,300            722,315
---------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                 20,000            737,600
---------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                                                       65,500            683,165
---------------------------------------------------------------------------------------------------------
Tetra Tech, Inc. 1                                                              34,700            535,768
---------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                        5,000            226,850
---------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                         117,200          3,458,572
                                                                                           --------------
                                                                                               26,249,818
---------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
EMCOR Group, Inc. 1                                                             14,800            902,800
---------------------------------------------------------------------------------------------------------
McDermott International, Inc. 1                                                 12,800            465,024
---------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1                                                         78,000            896,220
---------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                     35,300          1,427,179
---------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 1                                          11,200            556,640
                                                                                           --------------
                                                                                                4,247,863
---------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group, Inc., Cl. A 1                                                     52,000          3,277,040
---------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1                                         8,300            331,751
---------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                  9,900            246,114
---------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                                36,300            897,336
                                                                                           --------------
                                                                                                4,752,241
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Acuity Brands, Inc.                                                             24,300            675,783
---------------------------------------------------------------------------------------------------------
American Power Conversion Corp.                                                 43,200            924,048
---------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                            59,400          4,131,270
---------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                       79,100          4,204,165
---------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                          16,300            614,510
---------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                          12,200            474,824
---------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                            8,000            639,200
                                                                                           --------------
                                                                                               11,663,800
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.4%
3M Co.                                                                          93,800          7,126,924
---------------------------------------------------------------------------------------------------------
Alleghany Corp.                                                                    300             90,300
---------------------------------------------------------------------------------------------------------
General Electric Co.                                                         2,300,000         77,993,000
---------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                  22,000          1,456,180
---------------------------------------------------------------------------------------------------------


14          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES CONTINUED
Textron, Inc.                                                                   14,700     $    1,058,988
---------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                        323,100          8,526,609
                                                                                           --------------
                                                                                               96,252,001
---------------------------------------------------------------------------------------------------------
MACHINERY--1.3%
AGCO Corp. 1                                                                    43,400            693,966
---------------------------------------------------------------------------------------------------------
Albany International Corp., Cl. A                                               32,900          1,270,927
---------------------------------------------------------------------------------------------------------
Barnes Group, Inc.                                                              10,200            357,000
---------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A                                               5,200            216,060
---------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                              164,400          8,645,796
---------------------------------------------------------------------------------------------------------
Clarcor, Inc.                                                                      100              2,750
---------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                    8,200            700,034
---------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                   57,100          2,974,910
---------------------------------------------------------------------------------------------------------
Deere & Co.                                                                     19,200          1,165,056
---------------------------------------------------------------------------------------------------------
Esterline Technologies Corp. 1                                                     900             33,885
---------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                               42,400          1,484,000
---------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                       72,200          6,119,672
---------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                                      123,600          4,670,844
---------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                             9,900          1,005,840
---------------------------------------------------------------------------------------------------------
JLG Industries, Inc.                                                            39,400          1,511,384
---------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                         1,200             33,048
---------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                    7,100            824,381
---------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                  13,900            382,528
---------------------------------------------------------------------------------------------------------
Omega Flex, Inc. 1                                                                 200              2,658
---------------------------------------------------------------------------------------------------------
Paccar, Inc.                                                                     8,400            588,168
---------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                           21,200          1,328,816
---------------------------------------------------------------------------------------------------------
SPX Corp.                                                                       40,500          1,742,310
---------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                               8,900            212,354
---------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                   29,200          1,605,124
---------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                  18,700            682,737
---------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                     3,300             89,760
                                                                                           --------------
                                                                                               38,344,008
---------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.9%
Amerco, Inc.                                                                     5,500            320,815
---------------------------------------------------------------------------------------------------------
Arkansas Best Corp.                                                             30,500          1,182,180
---------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                             154,100          9,563,446
---------------------------------------------------------------------------------------------------------
CSX Corp.                                                                       68,800          3,151,728
---------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                     59,300          1,348,482
---------------------------------------------------------------------------------------------------------
Landstar System, Inc.                                                           19,000            731,880
---------------------------------------------------------------------------------------------------------
Mullen Group Income Fund                                                        63,000          1,248,159
---------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                         136,800          5,499,360
---------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                       35,900            928,015
---------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                34,700            633,275
---------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                             24,900          1,722,582
                                                                                           --------------
                                                                                               26,329,922
---------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Applied Industrial Technologies, Inc.                                           28,350            934,133
---------------------------------------------------------------------------------------------------------
GATX Corp.                                                                       3,700            138,269
---------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                          10,100            385,618
---------------------------------------------------------------------------------------------------------


15          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
UAP Holding Corp.                                                                2,600     $       49,660
---------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1                                                          29,500            577,315
---------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                     26,900          1,069,275
                                                                                           --------------
                                                                                                3,154,270
INFORMATION TECHNOLOGY--18.9%
---------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
ADC Telecommunications, Inc. 1                                                  46,300            807,935
---------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                    27,200            822,800
---------------------------------------------------------------------------------------------------------
Black Box Corp.                                                                    700             28,084
---------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                         310,500          1,155,060
---------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                        2,019,100         35,233,295
---------------------------------------------------------------------------------------------------------
ClearOne Communications, Inc. 1                                                  2,656              6,242
---------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                               48,900            954,528
---------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1                                              13,850            531,286
---------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                208,900          4,196,801
---------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                                  73,100          1,353,081
---------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                                        28,500            340,005
---------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                       167,800          3,914,774
---------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                                    667,700          1,902,945
---------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                 544,300         12,061,688
---------------------------------------------------------------------------------------------------------
Netgear, Inc. 1                                                                 49,500            967,725
---------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                                 49,600            758,880
---------------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc. 1                                                  11,500            128,915
---------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                 137,500          5,467,000
---------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                        29,600          1,049,024
---------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                                 75,900            725,604
                                                                                           --------------
                                                                                               72,405,672
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.2%
Apple Computer, Inc. 1                                                         217,300         12,514,307
---------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                   925,000         29,489,000
---------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                                                  1,700             42,687
---------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                    875,900         12,227,564
---------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                            999,300         28,020,372
---------------------------------------------------------------------------------------------------------
Imation Corp.                                                                   33,500          1,434,135
---------------------------------------------------------------------------------------------------------
Intergraph Corp. 1                                                              21,500          1,040,170
---------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                          341,600         27,970,208
---------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                            48,500          2,013,720
---------------------------------------------------------------------------------------------------------
Maxtor Corp. 1                                                                 153,500            537,250
---------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                     63,200          1,909,904
---------------------------------------------------------------------------------------------------------
Palm, Inc. 1                                                                    45,100          1,158,619
---------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                       379,700          1,518,800
---------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                        149,500          1,808,950
                                                                                           --------------
                                                                                              121,685,686


16          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Agilent Technologies, Inc. 1                                                   230,700     $    7,384,707
---------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                           19,400            775,418
---------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                       54,300          1,602,393
---------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                   67,000          1,544,350
---------------------------------------------------------------------------------------------------------
AVX Corp.                                                                       25,100            310,738
---------------------------------------------------------------------------------------------------------
CDW Corp.                                                                       18,500          1,042,475
---------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                                39,200          1,160,712
---------------------------------------------------------------------------------------------------------
Diebold, Inc.                                                                   42,500          1,535,950
---------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                     25,800            466,980
---------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                                           89,700          2,677,545
---------------------------------------------------------------------------------------------------------
Komag, Inc. 1                                                                   38,000          1,019,160
---------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                            16,800            866,880
---------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                               17,200            687,312
---------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                                  59,600          1,053,132
---------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                            346,900          1,266,185
---------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                              436,000          1,539,080
---------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                               39,900          1,382,136
---------------------------------------------------------------------------------------------------------
UNOVA, Inc. 1                                                                   23,400            725,400
---------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                                                  35,700            404,838
                                                                                           --------------
                                                                                               27,445,391
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.1%
Check Point Software Technologies Ltd. 1                                        53,900          1,205,204
---------------------------------------------------------------------------------------------------------
Digital Insight Corp. 1                                                         45,600          1,360,248
---------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                           19,100            534,991
---------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                              163,900          1,804,539
---------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                           35,900         13,359,826
---------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1                                                               49,200          1,235,904
---------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                                               54,100          1,332,483
---------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                    16,700          1,184,030
---------------------------------------------------------------------------------------------------------
United Online, Inc.                                                             91,100          1,221,651
---------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                 3,000             70,890
---------------------------------------------------------------------------------------------------------
Websense, Inc. 1                                                                25,200          1,488,816
---------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                 175,500          6,488,235
                                                                                           --------------
                                                                                               31,286,817
---------------------------------------------------------------------------------------------------------
IT SERVICES--1.1%
BISYS Group, Inc. (The) 1                                                       83,400          1,057,512
---------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                                               23,200          1,265,328
---------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                45,400            994,714
---------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                               23,900          1,015,750
---------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                       51,400          2,634,250
---------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                               61,300          1,441,163
---------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                  207,700          4,841,487
---------------------------------------------------------------------------------------------------------
First Data Corp.                                                               208,700          8,441,915
---------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                  51,500          2,249,520
---------------------------------------------------------------------------------------------------------


17          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
Global Payments, Inc.                                                           22,800     $      976,980
---------------------------------------------------------------------------------------------------------
Keane, Inc. 1                                                                   94,000          1,062,200
---------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1                                                         96,000            735,360
---------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                    4,200            116,340
---------------------------------------------------------------------------------------------------------
Maximus, Inc.                                                                   25,600            928,000
---------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                               72,600            903,870
---------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                    7,800            302,328
---------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                                                    52,100            722,106
---------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                            74,200          1,449,126
---------------------------------------------------------------------------------------------------------
Total System Services, Inc.                                                     13,100            279,161
---------------------------------------------------------------------------------------------------------
Unisys Corp. 1                                                                 178,400            911,624
                                                                                           --------------
                                                                                               32,328,734
---------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Xerox Corp. 1                                                                  242,400          3,289,368
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.5%
Advanced Micro Devices, Inc. 1                                                 104,500          2,426,490
---------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                           189,100          6,576,898
---------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                        601,600          9,854,208
---------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                    20,600            562,586
---------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                        154,000          6,538,840
---------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                   38,000          1,324,300
---------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                                                   28,900            393,040
---------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                                83,810            817,986
---------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                            43,300            666,820
---------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                                         126,782          3,027,554
---------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                            41,400            409,032
---------------------------------------------------------------------------------------------------------
Intel Corp.                                                                  1,939,200         45,571,200
---------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                           75,900          1,727,484
---------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                               150,400          6,962,016
---------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                            56,300          1,899,562
---------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                         38,500          1,278,585
---------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                              185,100          1,501,161
---------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                 116,500          1,165,000
---------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                      68,900          2,078,713
---------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                               34,800            806,316
---------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                                         42,200            796,314
---------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                    95,500          2,161,165
---------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                                          63,200          1,381,552
---------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                  14,900            499,895
---------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                                                 59,300            764,377
---------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                                       104,900            486,736
---------------------------------------------------------------------------------------------------------
Photronics, Inc. 1                                                              58,200          1,047,600
---------------------------------------------------------------------------------------------------------
Sigmatel, Inc. 1                                                                32,500            442,325
---------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                           74,500            683,910
---------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                    31,500          1,013,355
---------------------------------------------------------------------------------------------------------


18          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Skyworks Solutions, Inc. 1                                                      87,300     $      467,928
---------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                        765,000         21,840,750
---------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                               11,600            438,712
                                                                                           --------------
                                                                                              127,612,410
---------------------------------------------------------------------------------------------------------
SOFTWARE--4.4%
Activision, Inc. 1                                                              72,666          1,145,943
---------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                   21,300            563,811
---------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                                   15,100            562,626
---------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                 121,400          5,478,782
---------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                            181,000          1,596,420
---------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                            88,600          1,735,674
---------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                 109,000          1,741,820
---------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                          46,500          1,282,005
---------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                        115,100          3,219,347
---------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                              194,800          1,575,932
---------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                          4,100            233,208
---------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                35,600          1,486,656
---------------------------------------------------------------------------------------------------------
FileNet Corp. 1                                                                 43,700          1,230,155
---------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                      37,800          1,828,008
---------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                             45,300            539,070
---------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                  68,400          3,141,612
---------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                  59,100          1,774,773
---------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                           5,900            270,928
---------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                              2,150,000         55,255,000
---------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                 208,000          1,584,960
---------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                               1,630,800         20,678,544
---------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                  262,500          1,708,875
---------------------------------------------------------------------------------------------------------
Progress Software Corp. 1                                                       19,200            597,888
---------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                                 51,500          1,195,830
---------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                                  23,700            628,998
---------------------------------------------------------------------------------------------------------
SERENA Software, Inc. 1                                                         52,900          1,157,981
---------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                  61,400          1,366,150
---------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                               330,500          7,882,425
---------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                               109,500          2,075,025
---------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                           63,200          1,305,080
---------------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                                      6,450            149,511
---------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                                   58,000          1,566,580
---------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                      56,400            738,840
                                                                                           --------------
                                                                                              127,298,457
MATERIALS--3.0%
---------------------------------------------------------------------------------------------------------
CHEMICALS--1.6%
Agrium, Inc.                                                                    80,100          1,698,921
---------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                   6,600            377,784
---------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                             7,100            158,969
---------------------------------------------------------------------------------------------------------


19          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Dow Chemical Co.                                                               274,500     $   12,588,570
---------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                                   200,000          8,338,000
---------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                            23,100          1,218,756
---------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                  2,700             73,440
---------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                     35,800          1,948,952
---------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                               25,300            758,241
---------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                             6,900            286,971
---------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                           68,400          1,833,120
---------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                    84,300          5,311,743
---------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                            92,400          5,541,228
---------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                 91,800          3,996,054
---------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                                              9,400            825,226
---------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                                700             15,435
---------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                         43,600          1,268,760
                                                                                           --------------
                                                                                               46,240,170
---------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc., Cl. B                                                     2,801            278,671
---------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                          18,600            922,560
---------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                             1,900            123,500
                                                                                           --------------
                                                                                                1,324,731
---------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Crown Holdings, Inc. 1                                                         110,200          1,787,444
---------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                              18,800          1,146,800
---------------------------------------------------------------------------------------------------------
Longview Fibre Co.                                                               1,100             20,680
---------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                          75,300          1,433,712
---------------------------------------------------------------------------------------------------------
Sealed Air Corp. 1                                                              35,600          1,791,036
---------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                           28,200            907,194
                                                                                           --------------
                                                                                                7,086,866
---------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
AK Steel Holding Corp. 1                                                       157,500          1,100,925
---------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                    154,100          3,743,089
---------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                      23,600          1,423,080
---------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1                                                          42,600            774,468
---------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                     37,000          1,828,540
---------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                     57,000          3,411,450
---------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                              64,000          7,710,080
---------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                    23,600          1,366,676
---------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                   26,500          1,511,030
---------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                            32,100            994,137
---------------------------------------------------------------------------------------------------------
Stillwater Mining Co. 1                                                         45,400            458,540
---------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                        8,000            292,240
---------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                    24,300            488,916
                                                                                           --------------
                                                                                               25,103,171
---------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Georgia-Pacific Corp.                                                           54,100          1,759,873
---------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                         37,000            922,410
---------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                              47,100          1,234,962
---------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                                     300             13,419
---------------------------------------------------------------------------------------------------------


20          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
Weyerhaeuser Co.                                                                43,500     $    2,755,290
                                                                                           --------------
                                                                                                6,685,954
TELECOMMUNICATION SERVICES--2.9%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
American Tower Corp. 1                                                          40,900            975,465
---------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                296,000          7,701,920
---------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                42,500          1,391,025
---------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                     58,600            717,264
---------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.                                         7,200            258,408
---------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                                              53,200          1,304,464
---------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                       38,000            756,200
---------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                                                   4,400             88,440
---------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                                     478,400          2,085,824
---------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                       373,500          8,907,975
---------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                          1,040,326         24,249,999
---------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                   728,400         22,951,884
                                                                                           --------------
                                                                                               71,388,868
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Corp.                                                                     352,000          6,962,560
---------------------------------------------------------------------------------------------------------
Centennial Communications Corp. 1                                               26,400            390,984
---------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                        227,500            900,900
---------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1                                           157,700          1,149,633
---------------------------------------------------------------------------------------------------------
SBA Communications Corp. 1                                                      51,600            762,132
---------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                                               67,300            581,472
                                                                                           --------------
                                                                                               10,747,681
UTILITIES--1.4%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
AES Corp. (The) 1                                                               76,200          1,210,818
---------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                               53,200          2,019,472
---------------------------------------------------------------------------------------------------------
Aquila, Inc. 1                                                                  44,100            156,114
---------------------------------------------------------------------------------------------------------
Calpine Corp. 1                                                                285,100            678,538
---------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                                              280,000          1,092,880
---------------------------------------------------------------------------------------------------------
CH Energy Group, Inc.                                                           10,000            465,500
---------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                   14,100            562,590
---------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                              67,900          1,012,389
---------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                73,500          4,027,800
---------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                       17,400            448,398
---------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                   5,300            228,960
---------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                               74,900          1,983,352
---------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                      85,900          3,758,984
---------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                4,100            194,750
---------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                 20,400            878,424
---------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc.                                                       161,700          3,295,446
---------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                     190,600          6,934,028
---------------------------------------------------------------------------------------------------------
PPL Corp.                                                                       21,600            676,944
---------------------------------------------------------------------------------------------------------


21          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                SHARES              VALUE
----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Public Service Enterprise Group, Inc.                                           65,900     $    4,144,451
                                                                                           ---------------
                                                                                               33,769,838
----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Atmos Energy Corp.                                                              36,900            970,470
----------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                     42,500          1,221,450
----------------------------------------------------------------------------------------------------------
Sempra Energy                                                                   25,800          1,142,940
----------------------------------------------------------------------------------------------------------
UGI Corp.                                                                       23,700            559,320
                                                                                           ---------------
                                                                                                3,894,180
----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
Dynegy, Inc. 1                                                                 165,400            734,376
----------------------------------------------------------------------------------------------------------
Energy East Corp.                                                               32,300            770,355
----------------------------------------------------------------------------------------------------------
Sierra Pacific Resources 1                                                     100,300          1,298,885
                                                                                           ---------------
                                                                                                2,803,616
                                                                                           ---------------
Total Common Stocks (Cost $2,611,416,704)                                                   2,851,533,567

                                                                             PRINCIPAL
                                                                                AMOUNT
----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
----------------------------------------------------------------------------------------------------------
Undivided interest of 3.99% in joint repurchase agreement
(Principal Amount/Value $647,082,000, with a maturity value of
$647,153,179) with UBS Warburg LLC, 3.96%, dated 10/31/05, to be repurchased at $25,810,839 on 11/1/05, collateralized by Federal
National Mortgage Assn., 5%, 10/1/35, with a value of
$661,717,556  (Cost $25,808,000)                                           $25,808,000         25,808,000
----------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $2,637,224,704)                               2,877,341,567
----------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.1%
----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.04% in joint repurchase agreement
(Principal Amount/Value $3,400,000,000, with a maturity value of
$3,400,382,500) with Nomura Securities, 4.05%, dated 10/31/05, to be repurchased at $1,203,010 on 11/1/05, collateralized by U.S.
Agency Mortgages, 4.04%--5.50%, 3/15/14--10/1/35, with a value of
$3,468,000,000 4                                                             1,202,875          1,202,875
----------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.0%
Bear Stearns, 4.18%, 11/1/05 4                                                 250,000            250,000
                                                                                           ---------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $1,452,875)                                                                        1,452,875
----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,638,677,579)                                100.3%     2,878,794,442
----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                             (0.3)        (7,734,928)
                                                                           -------------------------------
NET ASSETS                                                                       100.0%    $2,871,059,514
                                                                           ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of October 31, 2005 was $1,451,364, which represents 0.05% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.


22          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $2,650,294,740
                                              ===============

Gross unrealized appreciation                 $  294,234,532
Gross unrealized depreciation                    (65,734,830)
                                              ---------------
Net unrealized appreciation                   $  228,499,702
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


23          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                           ACQUISITION                      VALUATION AS OF       UNREALIZED
SECURITY                         DATES            COST     OCTOBER 31, 2005     APPRECIATION
--------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.        1/18/05        $401,683           $  491,999         $ 90,316
Tusk Energy Corp.             11/15/04         463,330              959,365          496,035
                                              ----------------------------------------------
                                              $865,013           $1,451,364         $586,351
                                              ==============================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of October 31, 2005, the Fund had on loan securities valued at $1,449,849. Collateral of $1,452,875 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


24          |          OPPENHEIMER MAIN STREET OPPORTUNITY FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005